Inventories (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Components Of Inventory [Line Items]
Raw materials and supplies in inventory, percentage		37.00%	40.00%
Finished and semi-finished products in inventory, percentage		63.00%	60.00%
Increased value of inventory if FIFO method had been used		$ 607,200,000	$ 763,200,000
Lower of cost or market adjustments		3,500,000	6,800,000
Liquidation effect to decrease cost of products sold	30,400,000
Approximate amount of raw materials, utilities and other items under supply agreements		$ 6,410,000,000